Income Taxes (Tables)	12 Months Ended
Oct. 31, 2022
Income Taxes Table [abstract]
Schedule of components of deferred income tax assets and liabilities
	2022 $	2021 $	2020 $

Canadian statutory income tax rate	27%	27%	27%

Income tax recovery at statutory rate	(2,540,729)	(1,052,847)	(111,485)

Tax effect of:
Permanent differences and other	457,916	(4,443)	(14,070)
Tax rate difference for foreign jurisdiction	76,673	54,848	–
Change in unrecognized deferred income tax assets	2,046,894	1,002,442	125,555

Income tax provision	40,754	–	–

Schedule of canadian non-capital losses carried forward
$

2037	6,671
2038	104,767
2039	102,087
2040	243,880
2041	1,642,704
2042	6,684,510
8,784,619